Average Annual Total Returns - FidelityGrowthCompanyFund-RetailPRO - FidelityGrowthCompanyFund-RetailPRO - Fidelity Growth Company Fund	Jan. 29, 2025
Fidelity Growth Company Fund | Return Before Taxes
Average Annual Return:
Past 1 year	37.19%
Past 5 years	22.41%
Past 10 years	18.97%
Fidelity Growth Company Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	34.62%
Past 5 years	20.31%
Past 10 years	17.27%
Fidelity Growth Company Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	23.98%
Past 5 years	17.97%
Past 10 years	15.69%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Past 10 years	16.22%